Condensed Interim Unaudited Statements of Income and Comprehensive Loss (Parentheticals) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Profit or loss [abstract]
Diluted net loss per share	$ (0.77)	$ (0.55)	$ (1.07)
Weighted average number of shares outstanding used in computing diluted net loss per share	13,623,042	11,294,701	11,504,521